Income taxes - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense income [line items]
Tax losses	$ 35,701	$ 197,138
Other deductible temporary differences	1,216	88,388
Temporary differences associated with investments in subsidiaries	959,300	972,100
Deferred tax expense (recovery), foreign exchange movements	(18,700)	45,900
Accrued provision on income tax obligation	14,000	$ 10,000
Euro
Major components of tax expense income [line items]
Deferred tax expense (recovery), foreign exchange movements	(49,200)
Turkish lira
Major components of tax expense income [line items]
Deferred tax expense (recovery), foreign exchange movements	$ 30,500